Stock-based Compensation (Restricted Share Unit Plan) (Details) - Restricted Share Unit Plan - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Unit Plans: Aggregate intrinsic value
Share Unit Plans: Aggregate intrinsic value	$ 10
Employee
Share Unit Plans: Units
Share Unit Plans: Outstanding, Beginning Balance	0
Share Unit Plans: Granted including DRIP	171,908
Share Unit Plans: Exercised	0
Share Unit Plans: Forfeited	(5,633)
Share Unit Plans: Outstanding and exercisable, Ending Balance	166,275
Share Unit Plans: Weighted Average Grant Date Fair Value
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding, Beginning Balance	$ 0
Share Unit Plans: Weighted Average Grant Date Fair Value: Granted including DRIP	54.62
Share Unit Plans: Weighted Average Grant Date Fair Value: Exercised	0
Share Unit Plans: Weighted Average Grant Date Fair Value: Forfeited	54.62
Share Unit Plans: Weighted Average Grant Date Fair Value: Outstanding and exercisable, Ending Balance	$ 54.62
Share Unit Plans: Aggregate intrinsic value
Share Unit Plans: Aggregate intrinsic value		$ 0